Research And Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expense [Abstract]
Research And Development Expenses
14.	RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses are comprised of the following:

Year ended December 31,	2025	2024
Preclinical	$3,305,156	$2,264,151
Clinical	4,594,830	2,330,529
Manufacturing & analytical	4,695,546	5,550,178
Regulatory	52,986	221,453

Direct research and development	12,648,518	10,366,311
Other research and development	1,829,155	578,814
Salaries and benefits	5,160,461	4,181,715
Share based payments (Note 12d(iii) and 12d(v))	2,184,930	1,102,577
SR&ED and other R&D tax incentives	(491,408)	(150,141)

Total expenses during the year	$21,331,656	$16,079,276